Credit risk	12 Months Ended
Dec. 31, 2019
5. Credit risk

Credit risk is the risk that a customer or counterparty fail to fulfill its contractual obligations resulting in financial loss to the Group. The Group’s main income generating activity is lending to customers and therefore credit risk is a principal risk. Credit risk mainly arises from loans to customers. The Group considers all elements of credit risk exposure such as counterparty default risk for risk management purposes.

Credit risk management

The Group’s credit committee is responsible for managing the Group’s credit risk by:

-	Ensuring that the Group has appropriate credit risk practices, including an effective system of internal control, to consistently determine adequate allowances in accordance with the Group’s stated policies and procedures, IFRS and relevant supervisory guidance.

-	Identifying, assessing and measuring credit risk across the Group, from an individual loan to a portfolio level.

-	Creating credit policies to protect the Group against the identified risks including the requirements to obtain collateral from borrowers, to perform robust ongoing credit assessment of borrowers and to continually monitor exposures against internal risk limits.

-	Establishing a robust control framework regarding the authorization structure for the approval and renewal of credit facilities.

-	Developing and maintaining the Group’s processes for measuring expected credit loss including monitoring of credit risk, incorporation of forward-looking information and the method used to measure expected credit loss.

-	Ensuring that the Group has policies and procedures in place to appropriately maintain and validate methods used to assess and measure expected credit loss.

-	Establishing a sound credit risk accounting assessment and measurement process that provides it with a strong basis for common systems, tools and data to assess credit risk and to account for expected credit loss. Providing advice, guidance and specialist skills to business units to promote best practice throughout the Group in the management of credit risk.

Maximum exposure to credit risk – Financial instruments subject to impairment

The following table contains an analysis of the credit risk exposure of financial instruments for which an expected credit loss allowance is recognized. The gross carrying amount of financial assets below also represents the Group’s maximum exposure to credit risk on these assets.

	2019
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Loan receivables	-	-	765,034	765,034
Accrued interest	-	-	273,923	273,923
Gross loan receivables	-	-	1,038,957	1,038,957
Loss allowance	-	-	(423,773)	(423,773)
Carrying amount	-	-	615,184	615,184

	2018
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Loan receivables	24,100	101,150	698,520	823,770
Accrued interest	-	-	153,181	153,181
Gross loan receivables	24,100	101,150	851,701	976,951
Loss allowance	(3,919)	(20,498)	(372,880)	(397,297)
Carrying amount	20,181	80,652	478,821	579,654